Breakdown of expenses by nature - Summary of Financial Position and the Movements in the Jubilee Provision (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
France | Foreign countries
Defined benefit pension provision - Opening
Opening balance	€ 0
Current service cost	30
Interest cost	6
Total amount recognized in the consolidated statement of profit or loss	36
(Gain)/loss from change in financial assumptions	(19)
Experience (gain)/loss	46
Remeasurements	27
Acquisition	386
Benefit payments	0
Closing balance	449	€ 0
Jubilee Plan | The Netherlands | Country of domicile
Defined benefit pension provision - Opening
Opening balance	73	78
Current service cost	11	11
Interest cost	0	0
Total amount recognized in the consolidated statement of profit or loss	(47)	(5)
Remeasurements	(58)	3
Employer contributions	0	0
Benefit payments	0	0
Closing balance	€ 26	€ 73